COLLABORATION ARRANGEMENTS (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Aug. 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues			$ 103,204	$ 18,111,491	$ 9,292,724
Guilin Sanjin Pharmaceutical Co., Ltd. License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received | ¥		¥ 10,000,000
Agreed period for not to grant rights associated with antibodies to third parties		3 years
Dragon Boat Biopharmaceutical (Shanghai) Limited License Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Agreed period for not to grant rights associated with antibodies to third parties			3 years
Upfront fee received | ¥							¥ 4,000,000
Milestone fee received | ¥							¥ 4,000,000
Revenues			$ 0	0	0
Exelixis Inc Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received					1,100,000	$ 11,000,000
Upfront fee received				5,500,000
Milestone fee received				3,000,000
Revenues			0	9,600,000		$ 8,500,000
Payment of upfront-refundable fee									$ 1,100,000	$ 11,000,000
Milestone payments receivable based on development and regulatory milestones										127,500,000
Milestone payments receivable based on sales										$ 262,500,000
Milestone payment received				3,000,000	3,000,000
Exelixis Inc Agreement | Delivery of data packages and achievement of initial target milestone
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				8,500,000
Exelixis Inc Agreement | Delivery of additional masked antibodies
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues				1,100,000
ADCT Material Transfer and Option Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Revenues			0	0	300,000
Payment of upfront-refundable fee								$ 300,000
Sanofi Agreement
Collaborative Arrangement and Arrangement Other than Collaborative
Upfront cash payment received	$ 17,500,000				17,500,000
Revenues			$ 0	$ 8,507,276	$ 8,992,724
Milestone payments receivable based on development and regulatory milestones	173,500,000
Milestone payments receivable based on sales	$ 450,000,000